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                               February 25, 2010



VIA ELECTRONIC TRANSMISSION
---------------------------
Attn:  Filing Desk
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     RE:     PC&J PERFORMANCE FUND, FILE NOS. 2-87490 AND 811-3906
             -----------------------------------------------------

Dear Sir/Madam:

On behalf of PC&J Performance Fund (the "Trust"), a registered investment company, we hereby submit, via electronic filing, Post-Effective Amendment No. 30 to the Trust's Registration Statement (the "Amendment"). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to update the financial statements and provide other updated information regarding the Trust and to comply with the new form N-1A statutory and summary prospectus requirements. All changes are marked.
     If you have any questions, please contact JoAnn M. Strasser at (513) 352-6725.

     Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP





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